Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended								3 Months Ended	4 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($) shares	Sep. 05, 2019 USD ($) installment $ / shares	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥) shares	Aug. 31, 2022 USD ($) shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2020 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Feb. 28, 2019 USD ($)
Borrowings
Short-term borrowings			¥ 4,039,210										¥ 5,085,411			$ 716,265
Aggregate principal amount converted | $														$ 0	$ 1,642
Carrying value of remaining notes classified in non-current liabilities			10,155,599										11,575,725
Facility amount			56,121,492										64,464,118
Current portion of Asset-backed Securities and Notes			1,129,596										278,823
Non-current portion of asset-backed securities and notes			293,945										0
Uncollateralized [Member]
Borrowings
Facility amount			28,411,492										16,348,270
Collateral Pledged [Member]
Borrowings
Facility amount			27,710,000										48,115,848
Ordinary Shares
Borrowings
Value of derecognized notes				¥ 15
Additional Paid in Capital
Borrowings
Value of derecognized notes				¥ 207,457
Borrowings | Uncollateralized [Member]
Borrowings
Facility amount			2,838,780										5,492,800
Letters of Guarantee | Uncollateralized [Member]
Borrowings
Facility amount			3,264,275										1,201,226
Letters of Guarantee | Collateral Pledged [Member]
Borrowings
Facility amount			2,650,000										2,588,913
Banker's acceptance | Uncollateralized [Member]
Borrowings
Facility amount			350,000										250,000
Banker's acceptance | Collateral Pledged [Member]
Borrowings
Facility amount			5,884,500										14,713,855
Letter of Credit | Collateral Pledged [Member]
Borrowings
Facility amount			300,000										¥ 0
Class A Ordinary Shares
Borrowings
Aggregate principal amount converted						¥ 148,393	$ 22,526
Shares issued upon conversion | shares				8,805,770	8,805,770	7,219,872	7,219,872					49,582,686	0	0	172,631
Asset pledged
Borrowings
Short-term investments pledged to secure short-term bank borrowings			348,230										¥ 354,135
Restricted cash pledged to secure short-term bank borrowings			¥ 355,197										0
Short Term Borrowings At December 2022
Borrowings
Short-term borrowings													¥ 4,039,210
Short Term Borrowings At December 2022 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)													3.50%	3.50%
Short Term Borrowings At December 2022 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)													1.95%	1.95%
Short Term Borrowings At December 2023
Borrowings
Short-term borrowings													¥ 4,783,000
Short Term Borrowings At December 2023 | Maximum
Borrowings
Short-term debt, interest rate (as a percent)													2.95%	2.95%
Short Term Borrowings At December 2023 | Minimum
Borrowings
Short-term debt, interest rate (as a percent)													2.35%	2.35%
Convertible Notes
Borrowings
Convertible senior notes | $																				$ 650,000
Additional convertible senior notes | $																				$ 100,000
Interest rate			0.50%																0.50%	4.50%
Aggregate principal amount converted				¥ 189,494	$ 27,474			$ 50,000	$ 7,000	$ 50,000
Convertible notes			¥ 175,166
Number of installment | installment		2
Convertible Notes | Class A Ordinary Shares
Borrowings
Shares issued upon conversion | shares									735
Convertible Notes | American Depositary Shares
Borrowings
Conversion price | $ / shares							$ 93.06										$ 11.12	$ 11.12
Convertible Notes | Tencent Holdings Limited | Mr. Bin Li,
Borrowings
Convertible senior notes | $		$ 200,000
Convertible Notes | Tencent Holdings Limited | Mr. Li,
Borrowings
Convertible senior notes | $		$ 100,000
Convertible Notes 2024
Borrowings
Convertible notes			¥ 1,144,464
Carrying value of remaining notes classified in non-current liabilities													¥ 1,165,244
360-day Notes
Borrowings
Note payable term		360 days						360 days		360 days
Conversion price | $ / shares		$ 2.98
3-year Notes
Borrowings
Note payable term		3 years	3 years			3 years	3 years	3 years		3 years	3 years
Conversion price | $ / shares		$ 3.12
Convertible Senior Notes Due 2024
Borrowings
Convertible senior notes | $																578,902
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion | shares	62,192,017
Conversion premium | $	$ 56,359															56,359
Convertible Senior Notes Due 2026
Borrowings
Convertible senior notes			¥ 9,011,135										2,121,397
Convertible notes													2,121,397
Aggregate principal amount of notes | $							$ 750,000
Portion of notes repurchased			¥ 1,317,106										1,801,685			253,762			$ 190,962
Convertible Senior Notes Due 2026 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price							100.00%
Convertible Senior Notes Due 2027
Borrowings
Convertible senior notes													3,552,323
Aggregate principal amount of notes | $							$ 750,000
Portion of notes repurchased													1,719,944			242,249
Convertible Senior Notes Due 2027 | ASU 2020-06
Borrowings
Long-term borrowings | $																26,340
Convertible Senior Notes, Due 2029
Borrowings
Interest rate																		3.875%
Aggregate principal amount of notes | $																		$ 575,000
Convertible Senior Notes, Due 2029 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																		100.00%
Convertible Senior Notes, Due 2030
Borrowings
Interest rate																	4.625%
Aggregate principal amount of notes | $																	$ 575,000
Convertible Senior Notes, Due 2030 | American Depositary Shares
Borrowings
Percentage of principal amount of notes to be repurchased for repurchase price																	100.00%
Convertible Senior Notes Due 2029 and 2030 | ASU 2020-06
Borrowings
Convertible senior notes													8,023,401
Long-term borrowings | $																$ 17,855
Capped Call Transactions and Zero-Strike Call Transactions
Borrowings
Shares issued upon conversion | shares	16,402,643
Interest expense, debt													¥ 1,849,600